Cover	9 Months Ended
Sep. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SHF Holdings, Inc.
Entity Central Index Key	0001854963
Entity Tax Identification Number	86-2409612
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1526 Cole Blvd.,
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	(303)
Local Phone Number	431-3435
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1526 Cole Blvd.,
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	(303)
Local Phone Number	431-3435
Contact Personnel Name	Terrance E. Mendez